Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)	July 31, 2022 (Unaudited)

Portfolio of Investments Summary Table
Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments

Shares		Fair Value
Exchange-Traded Funds — 53.0%
485,107	Communication Services Select Sector SPDR Fund ETF	$27,345,482
124,222	Consumer Discretionary Select Sector SPDR Fund ETF	20,227,068
271,768	Consumer Staples Select Sector SPDR Fund ETF	20,243,998
138,312	Energy Select Sector SPDR Fund ETF	10,846,427
526,368	Financial Select Sector SPDR Fund ETF	17,743,865
286,393	Health Care Select Sector SPDR Fund ETF	37,918,433
167,851	Industrial Select Sector SPDR Fund ETF	16,053,270
104,972	Materials Select Sector SPDR Fund ETF	8,201,462
162,943	Real Estate Select Sector SPDR Fund ETF	7,224,893
573,000	Technology Select Sector SPDR Fund ETF	82,638,060
65,559	Utilities Select Sector SPDR Fund ETF	4,848,088
13,250	Vanguard Consumer Staples ETF	2,539,893

Total Exchange-Traded Funds (Cost $251,816,863)		$255,830,939
Total Investments — 53.0%
(Cost $251,816,863)		$255,830,939
Other Assets less Liabilities — 47.0%		226,718,737

Net Assets — 100.0%		$482,549,676

ETF — Exchange-Traded Fund
SPDR — Standard and Poor's Depositary Receipts

Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI)	July 31, 2022

Portfolio of Investments Summary Table
Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments

Shares		Fair Value
Exchange-Traded Funds — 79.7%
73,061	SPDR Bloomberg Investment Grade Floating Rate ETF	$2,214,479
45,305	SPDR Portfolio Corporate Bond ETF	1,384,068
71,867	SPDR Portfolio High Yield Bond ETF	1,708,279
113,565	SPDR Portfolio Long Term Treasury ETF	3,846,446
214,930	SPDR Portfolio Mortgage Backed Bond ETF	5,055,153
38,617	Vanguard Emerging Markets Government Bond ETF	2,457,972
26,491	Vanguard Short-Term Government Bond ETF	1,564,029
62,487	Vanguard Short-Term Inflation-Protected Securities ETF	3,145,596
64,373	Vanguard Total International Bond ETF	3,288,816

Total Exchange-Traded Funds (Cost $25,386,858)		$24,664,838
Total Investments — 79.7%
(Cost $25,386,858)		$24,664,838
Other Assets less Liabilities — 20.3%		6,283,020

Net Assets — 100.0%		$30,947,858

ETF — Exchange-Traded Fund
SPDR — Standard and Poor's Depositary Receipts

Day Hagan/Ned Davis Research Smart Sector International ETF (SSXU)	July 31, 2022 (Unaudited)

Portfolio of Investments Summary Table
Percentage of Fair Value
Mutual Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments

Shares		Fair Value
Mutual Funds — 88.2%
14,544	Franklin FTSE Australia ETF, 4.07%	$391,158
22,128	Franklin FTSE Brazil ETF, 6.40%	392,772
21,792	Franklin FTSE Canada ETF, 0.23%	695,819
40,884	Franklin FTSE China ETF, 2.45%	807,753
21,240	Franklin FTSE France ETF, 3.72%	553,514
20,592	Franklin FTSE Germany ETF, 4.61%	378,481
16,524	Franklin FTSE Hong Kong ETF, 3.84%	361,876
13,620	Franklin FTSE India ETF, 0.05%	404,650
41,556	Franklin FTSE Japan ETF, 1.03%	1,031,005
18,228	Franklin FTSE South Korea ETF, 2.23%	389,891
18,228	Franklin FTSE Switzerland ETF, 1.85%	547,314
33,228	Franklin FTSE U.K. ETF, 3.48%	768,231

Total Mutual Funds (Cost $6,469,695)		$6,722,464
Total Investments — 88.2%
(Cost $6,469,695)		$6,722,464
Other Assets less Liabilities — 11.8%		897,593

Net Assets — 100.0%		$7,620,057

ETF — Exchange-Traded Fund

Strategy Shares Nasdaq 5HANDLTM Index ETF (FIVR)	July 31, 2022 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Exchange-Traded Funds — 99.8%
5,875	Alerian MLP ETF	$228,185
360	Fidelity Total Bond ETF	17,226
5,565	Global X U.S. Preferred ETF	124,656
700	Invesco QQQ Trust	220,822
2,430	Invesco Taxable Municipal Bond ETF	68,380
970	iShares Broad USD High Yield Corporate Bond ETF	35,628
170	iShares Core S&P 500 ETF	70,428
3,020	iShares Core U.S. Aggregate Bond ETF	314,290
1,825	JPMorgan Equity Premium Income ETF	104,810
1,470	Schwab U.S. Large-Cap ETF	71,663
7,200	Schwab U.S. REIT ETF	164,592
11,645	SPDR Portfolio Aggregate Bond ETF	314,182
2,645	Utilities Select Sector SPDR Fund ETF	195,598
1,175	Vanguard Dividend Appreciation ETF	180,034
630	Vanguard Intermediate-Term Corporate Bond ETF	52,265
1,760	Vanguard Mortgage-Backed Securities ETF	86,662
185	Vanguard S&P 500 ETF	70,076
4,080	Vanguard Total Bond Market ETF	313,752
4,045	WisdomTree U.S. Efficient Core Fund	147,643

Total Exchange-Traded Funds (Cost $2,909,416)		$2,780,892
Total Investments — 99.8%
(Cost $2,909,416)		$2,780,892
Other Assets less Liabilities — 0.2%		4,227

Net Assets — 100.0%		$2,785,119

ETF — Exchange-Traded Fund

MLP — Master Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

USD — United States Dollar

Strategy Shares Gold-Hedged Bond ETF (GLDB)	July 31, 2022 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Communication Services	11.0%
Consumer Discretionary	6.2%
Consumer Staples	12.8%
Energy	8.2%
Financials	20.5%
Health Care	8.8%
Industrials	8.6%
Information Technology	10.9%
Materials	3.1%
Real Estate	3.9%
Utilities	6.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Principal Amount		Fair Value
Corporate Bonds — 77.7%
Communication Services — 6.6%
$476,000	Verizon Communications, Inc., 4.52%, 9/15/48	$465,430
504,000	Walt Disney Co. (The), 2.65%, 1/13/31	463,637
		929,067
Consumer Discretionary — 5.1%
448,000	Amazon.com, Inc., 1.50%, 6/03/30	389,729
280,000	Home Depot, Inc. (The), 5.88%, 12/16/36	338,283
		728,012
Consumer Staples — 10.6%
476,000	Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/01/36	489,258
392,000	BAT Capital Corp., 3.56%, 8/15/27	366,736
392,000	Coca-Cola Co. (The), 1.38%, 3/15/31	332,793
364,000	Costco Wholesale Corp., 1.60%, 4/20/30	319,059
		1,507,846
Energy — 4.2%
364,000	Chevron Corp., 2.24%, 5/11/30	331,365
308,000	MPLX LP, 2.65%, 8/15/30	266,619
		597,984
Financials — 17.1%
140,000	Capital One Financial Corp., 3.80%, 1/31/28	135,410
448,000	Citigroup, Inc., 4.41%, 3/31/31	443,388
476,000	Goldman Sachs Group, Inc. (The), 1.99%, 1/27/32	392,065
Principal Amount		Fair Value
448,000	JPMorgan Chase & Co., 4.49%, 3/24/31	$450,623
364,000	MetLife, Inc., 4.55%, 3/23/30	376,463
168,000	Northern Trust Corp., 1.95%, 5/01/30	147,054
476,000	Wells Fargo & Co., 3.00%, 10/23/26	461,590
		2,406,593
Health Care — 7.3%
392,000	AbbVie, Inc., 3.20%, 11/21/29	374,051
$308,000	Amgen, Inc., 2.20%, 2/21/27	292,208
364,000	CVS Health Corp., 4.30%, 3/25/28	370,002
		1,036,261
Industrials — 7.1%
420,000	Boeing Co. (The), 5.15%, 5/01/30	423,959
280,000	General Electric Co., 5.88%, 1/14/38	302,107
280,000	Southwest Airlines Co., 5.13%, 6/15/27	290,114
		1,016,180
Information Technology — 8.9%
308,000	Apple, Inc., 3.35%, 2/09/27	312,675
336,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.88%, 1/15/27	332,496
336,000	Fiserv, Inc., 3.50%, 7/01/29	318,487
336,000	Oracle Corp., 5.38%, 7/15/40	314,970
		1,278,628
Materials — 2.5%
224,000	Dow Chemical Co. (The), 3.60%, 11/15/50	178,875
196,000	Sherwin-Williams Co. (The), 2.95%, 8/15/29	180,697
		359,572
Real Estate — 3.3%
504,000	Equinix, Inc., 3.20%, 11/18/29	464,500

Strategy Shares Gold-Hedged Bond ETF (GLDB)	July 31, 2022 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds - continued
Utilities — 5.0%
420,000	NextEra Energy Capital Holdings, Inc., 2.25%, 6/01/30	$369,482
364,000	Pacific Gas and Electric Co., 4.55%, 7/01/30	335,587
		705,069
Total Corporate Bonds (Cost $11,407,385)		$11,029,712
Yankee Dollars — 5.2%
Communication Services — 2.6%
280,000	Orange SA, 9.00%, 3/01/31	369,285
Energy — 2.6%
308,000	Shell International Finance BV, 6.38%, 12/15/38	370,794
Total Yankee Dollars (Cost $781,506)		$740,079
Total Investments — 82.9%
(Cost $15,933,891)		$11,769,792
Other Assets less Liabilities — 17.1%		2,421,613
Net Assets — 100.0%		$14,191,404

CFC — Controlled Foreign Corporation

ETF — Exchange-Traded Fund

LLC — Limited Liability Corporation

LP — Limited Partnership

Total Return Swap Agreements

Pay/ Receive	Financing Rate	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Receive	Effective Federal Funds Rate(a) + 85 bps	iShares Gold Trust	BNP Paribas SA	Monthly	5/23/23	$13,537,635	$387,475
Receive	Effective Federal Funds Rate(a) + 85 bps	iShares IBoxx $ Investment Grade Corporate Bond	BNP Paribas SA	Monthly	5/23/23	2,807,608	81,126
							$468,601

(a)	The Effective Federal Funds Rate at July 31, 2022 was 1.68%.

SA — Societe Anonyme (French public limited company)

Strategy Shares Nasdaq 7HANDLTM Index ETF (HNDL)	July 31, 2022 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Exchange-Traded Funds — 88.5%
2,608,200	Alerian MLP ETF	$101,302,488
158,760	Fidelity Total Bond ETF	7,596,666
2,469,600	Global X U.S. Preferred ETF	55,319,040
312,480	Invesco QQQ Trust	98,574,941
1,078,560	Invesco Taxable Municipal Bond ETF	30,350,678
430,920	iShares Broad USD High Yield Corporate Bond ETF	15,827,692
75,600	iShares Core S&P 500 ETF	31,319,568
1,340,640	iShares Core U.S. Aggregate Bond ETF	139,520,404
808,920	JPMorgan Equity Premium Income ETF	46,456,276
652,680	Schwab U.S. Large-Cap ETF	31,818,150
3,195,360	Schwab U.S. REIT ETF	73,045,930
5,168,520	SPDR Portfolio Aggregate Bond ETF	139,446,670
1,174,320	Utilities Select Sector SPDR Fund ETF	86,840,964
521,640	Vanguard Dividend Appreciation ETF	79,925,681
279,720	Vanguard Intermediate-Term Corporate Bond ETF	23,205,571
781,200	Vanguard Mortgage-Backed Securities ETF	38,466,288
83,160	Vanguard S&P 500 ETF	31,500,176
1,809,360	Vanguard Total Bond Market ETF	139,139,784
1,796,760	WisdomTree U.S. Efficient Core Fund	65,581,740
Total Exchange-Traded Funds (Cost $1,307,062,153)		$1,235,238,707
Total Investments — 88.5%
(Cost $1,307,062,153)		$1,235,238,707
Other Assets less Liabilities — 11.5%		161,042,581

Net Assets — 100.0%		$1,396,281,288

ETF — Exchange-Traded Fund

MLP — Master Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

USD — United States Dollar

Strategy Shares Nasdaq 7HANDLTM Index ETF (HNDL)(Continued)	July 31, 2022 (Unaudited)

Total Return Swap Agreements

Pay/ Receive	Financing Rate	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Receive	Effective Federal Funds Rate(a) + 85 bps	Nasdaq 7HANDLTM Index	BNP Paribas SA	Monthly	1/11/23	$547,362,608	$25,178,501

(a)	The Effective Federal Funds Rate at July 31, 2022 was 1.68%.

SA — Societe Anonyme (French public limited company)

Strategy Shares Halt Climate Change ETF (NZRO)	July 31, 2022 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Communication Services	4.6%
Consumer Discretionary	3.9%
Consumer Staples	4.3%
Energy	1.5%
Financials	0.6%
Health Care	23.9%
Industrials	16.9%
Information Technology	31.5%
Materials	1.8%
Real Estate	0.6%
Utilities	10.4%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Common Stocks — 97.0%
Communication Services — 4.4%
200	Alphabet, Inc., Class C †	$23,328
98	Meta Platforms, Inc., Class A †	15,592
46	Netflix, Inc. †	10,345
		49,265
Consumer Discretionary — 3.8%
104	Arcimoto, Inc. †	319
1,366	Canoo, Inc. †	4,726
590	Fisker, Inc. †	5,652
32	Tesla, Inc. †	28,527
910	Workhorse Group, Inc. †	2,976
		42,200
Consumer Staples — 4.3%
126	Beyond Meat, Inc. †	4,031
88	Ingredion, Inc.	8,005
90	McCormick & Co., Inc.	7,862
1,092	Oatly Group AB ADR †	4,062
476	Unilever PLC ADR	23,162
		47,122
Energy — 1.5%
278	Aemetis, Inc. †	2,043
120	Enviva, Inc.	8,356
2,110	Gevo, Inc. †	6,203
		16,602
Financials — 0.6%
180	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,496
Health Care — 23.2%
188	Abbott Laboratories	20,462
188	AbbVie, Inc.	26,980
112	Amgen, Inc.	27,716
102	Baxter International, Inc.	5,983
126	Beam Therapeutics, Inc. †	7,935
404	Boston Scientific Corp. †	16,584
72	CIGNA Corp.	19,826
140	Edwards Lifesciences Corp. †	14,076
240	Gilead Sciences, Inc.	14,340
66	IQVIA Holdings, Inc. †	15,858
Shares		Fair Value
Common Stocks — (Continued)
Health Care – (Continued)
118	Moderna, Inc. †	$19,363
460	Pfizer, Inc.	23,235
56	UnitedHealth Group, Inc.	30,371
26	Waters Corp. †	9,465
22	West Pharmaceutical Services, Inc.	7,558
		259,752
Industrials — 16.2%
128	Ameresco, Inc., Class A †	7,324
254	Aris Water Solution, Inc., Class A	5,377
618	Array Technologies, Inc. †	10,414
748	Ballard Power Systems, Inc. †	6,006
370	Blink Charging Co. †	7,833
458	Bloom Energy Corp., Class A †	9,265
108	Casella Waste Systems, Inc. †	8,743
518	Chargepoint Holdings, Inc. †	7,827
22	Cintas Corp.	9,361
112	EnerSys	7,382
318	Fluence Energy, Inc. †	4,369
910	Freyr Battery SA †	9,082
1,696	FuelCell Energy, Inc. †	6,089
386	GreenPower Motor Co., Inc. †	1,216
98	Heritage-Crystal Clean, Inc. †	3,289
216	Johnson Controls International PLC	11,645
86	ManpowerGroup, Inc.	6,743
860	Nikola Corp. †	5,349
348	Plug Power, Inc. †	7,426
478	ReneSola, Ltd. ADR †	3,002
408	Shoals Technologies Group, Inc., Class A †	9,641
152	Stericycle, Inc. †	7,124
276	Sunrun, Inc. †	9,022
1,076	Sunworks, Inc. †	2,561
218	TPI Composites, Inc. †	3,590
46	Watts Water Technologies, Inc.	6,354
76	Xylem, Inc.	6,994
		183,028
Information Technology — 30.5%
50	Adobe, Inc. †	20,506
188	Apple, Inc.	30,552
64	Autodesk, Inc. †	13,844

Strategy Shares Halt Climate Change ETF (Continued)	July 31, 2022 (Unaudited)

Shares		Fair Value
Common Stocks – (Continued)
Information Technology – (Continued)
296	Canadian Solar, Inc. †	$10,920
418	Cisco Systems, Inc.	18,965
92	Citrix Systems, Inc.	9,330
60	Enphase Energy, Inc. †	17,050
104	First Solar, Inc. †	10,314
30	Gartner, Inc. †	7,964
44	Intuit, Inc.	20,071
46	Keysight Technologies, Inc. †	7,480
68	Mastercard, Inc., Class A	24,058
242	Maxeon Solar Technologies, Ltd. †	4,175
104	Microsoft Corp.	29,197
94	NetApp, Inc.	6,705
290	Oracle Corp.	22,574
112	Salesforce, Inc. †	20,610
44	ServiceNow, Inc. †	19,653
36	SolarEdge Technologies, Inc. †	12,965
456	SunPower Corp. †	9,289
116	Visa, Inc., Class A	24,605
		340,827

Materials — 1.8%
74	Ecolab, Inc.	12,223
1,016	PureCycle Technologies, Inc. †	7,701
		19,924

Real Estate — 0.6%
82	CBRE Group, Inc., Class A †	7,021

Utilities — 10.1%
52	American Water Works Co., Inc.	8,084
260	Atlantica Sustainable Infrastructure PLC	9,272
262	Brookfield Renewable Corp., Class A	10,249
130	California Water Service Group	7,810
262	Clearway Energy, Inc., Class C	9,835
188	Global Water Resources, Inc.	2,487
902	Montauk Renewables, Inc. †	10,798
114	NextEra Energy Partners LP	9,432
298	NextEra Energy, Inc.	25,178
116	Ormat Technologies, Inc.	10,039
374	Sunnova Energy International, Inc. †	9,731
		112,915
Total Common Stocks (Cost $1,216,683)		$1,085,152
Total Investments — 97.0%
(Cost $1,216,683)		$1,085,152
Other Assets less Liabilities — 3.0%		33,500

Net Assets — 100.0%		$1,118,652

ADR — American Depositary Receipt

LP — Limited Partnership

PLC — Public Liability Company

†	Non-income producing security

Strategy Shares Newfound/Resolve Robust Momentum (ROMO)	July 31, 2022 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Exchange-Traded Funds — 99.8%
407,482	iShares 1-3 Year Treasury Bond ETF	$33,841,380
159,817	iShares 7-10 Year Treasury Bond ETF	16,807,954
316	iShares Core MSCI EAFE ETF	19,608
1,264	iShares Core S&P 500 ETF	523,650
Total Exchange-Traded Funds (Cost $51,637,099)		$51,192,592
Total Investments — 99.8%
(Cost $51,637,099)		$51,192,592
Other Assets less Liabilities — 0.2%		126,806

Net Assets — 100.0%		$51,319,398

ETF — Exchange-Traded Fund

MSCI EAFE — MSCI Europe, Australasia and Far East

S&P — Standard and Poor’s